Share capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Apr. 05, 2024	Apr. 10, 2023	Dec. 31, 2023	Sep. 29, 2023	Jun. 30, 2023	Mar. 25, 2022	Dec. 17, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 20, 2022	Nov. 09, 2022
IfrsStatementLineItems [Line Items]
Number Of Non Brokerdprivate Placement Units								3,508,680
Share Issue Price Per Share									$ 4.23
Number of shares issued				10,443	8,376					14,414	1,754,340
Description Related To Warrant Exercise								The warrant exercise price would be adjusted from $5.30 to $4.70
Finance costs								$ 2,366	$ 2,474
Description About Reverse Stock Split			reducing the number of outstanding Common Shares from approximately 164.86 million to approximately 32.97 million
Description Related To Reduce Number Of Outstanding Share							reducing the number of outstanding options from approximately 23.5 million to 4.7 million
Description Related To Stock Option Plan						Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000		Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000
Description Of Stock Based Compensation								options exercised, the share price at the time of exercise was between CDN $2.47-$4.06. Total stock-based compensation expense recognized during the year ended September 30, 2024 was $2,155 (2023: $1,167)
Expected volatility, share options granted	87.98%	79.30%
Derivatives Warrants [Member]
IfrsStatementLineItems [Line Items]
Number Of Derivative Warrants								912,841
Description Of Risk Free Interest Rate Share Options Grante								2.94%
Expected volatility, share options granted								52.72%
Description Related To Derivative Warrants								reducing the number of outstanding warrants from approximately 13.1 million to 2.6 million. A 10% of change in any assumption would result in the change in derivative warrant liability between $(51) (September 30, 2023: ($417)) and $(2) (September 30, 2023: $393)
Share Capital [Member]
IfrsStatementLineItems [Line Items]
Share Issue Price Per Share			$ 3.99	$ 3.83						$ 5.55
Number of shares issued			10,024	10,443	8,376					14,414,000
Finance costs			$ 40	$ 40	$ 40